Schedule of Current and Non-current Employee Entitlements (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current And Non-current Employee Entitlements
Current Employee Entitlement	$ 454,342	$ 357,227
Non-current Employee Entitlements	$ 55,622	$ 18,892